Condensed Consolidated Statements of Cash Flows Supplemental Disclosures of Cash Flow Information - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 0	$ 6
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Reclassification from Deposit for Mining Equipment to Mining Equipment	4,386	0
Issuance of common shares for settlement of liabilities	1,957	921
Issuance of common shares for exercise of warrants applied to settlement of liabilities	$ 0	$ 92